PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and consolidated VIE

As of December 31, 2023, the Company’s principal subsidiaries and consolidated VIE are as follows:

Company name	Place of incorporation	Date of incorporation	Registered capital	Equity interest/economic interest held	Principal activities and place of operation
Principal subsidiaries
Techfish Limited	Hong Kong, China	February 14, 2014	HK$10,000	100%	Investment holding in Hong Kong
Beijing Glory Wolf Co., Ltd. (the “WFOE”)	Beijing, China	May 7, 2014	US$130,000,000	100%	Management consultancy and technical services in the PRC
VIE
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	RMB10,000,000	100%	Online recruitment services in the PRC

Schedule of variable interest entities

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	1,020,243	1,143,968
Time deposits	—	211,442
Short-term investments	1,244,243	2,679,963
Accounts receivable, net	2,253	3,691
Amounts due from Group companies	136,757	200,970
Amounts due from related parties	5,714	3,937
Prepayments and other current assets	528,908	415,686
Total current assets	2,938,118	4,659,657
Non-current assets
Property, equipment and software, net	688,578	1,661,132
Intangible assets, net	368	277
Right-of-use assets, net	281,913	260,056
Long-term investments	—	149,588
Other non-current assets	4,000	4,000
Total non-current assets	974,859	2,075,053
Total assets	3,912,977	6,734,710
LIABILITIES
Current liabilities
Accounts payable	185,211	628,645
Deferred revenue	2,058,569	2,649,582
Other payables and accrued liabilities	576,189	623,381
Amounts due to Group companies	14,876	68,966
Operating lease liabilities, current	146,359	146,102
Total current liabilities	2,981,204	4,116,676
Non-current liabilities
Operating lease liabilities, non-current	141,096	112,115
Deferred tax liabilities	9,427	26,455
Total non-current liabilities	150,523	138,570
Total liabilities	3,131,727	4,255,246

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Total revenues	4,259,128	4,498,131	5,867,883
Cost of revenues	(554,575)	(750,932)	(1,057,018)
Net income	551,133	117,298	697,038

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Net cash provided by operating activities	1,717,104	893,078	2,717,909
Net cash used in investing activities	(591,213)	(702,542)	(2,594,184)
Net cash used in financing activities	(444,239)	(35,144)	—
Net increase in cash and cash equivalents	681,652	155,392	123,725
Cash and cash equivalents at beginning of the year	183,199	864,851	1,020,243
Cash and cash equivalents at end of the year	864,851	1,020,243	1,143,968